Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
(3)	Fair Value Measurements

The Fund’s Fair Valuation Procedures incorporate the principles found in Rule 2a-5 of the 1940 Act in conjunction with Topic 820 (“ASC 820”) of the Financial Accounting Standards Board (“FASB”). Rule 2a-5 was created to address valuation practices with respect to the investments of a registered investment company and the oversight role performed by the Board in the valuation process. The Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations.

ASC 820 was created to establish a framework for measuring fair value through the use of certain methods and inputs and shall be used by the Adviser in combination with the directives of Rule 2a-5 of the 1940 Act. ASC 820 defines fair value as the price of an asset that one would observe in an orderly purchase and sale transaction between market participants at a specific point in time. Data inputs used to perform a valuation are categorized as follows:

Readily Available (Level I) – Investments that trade frequently, for which pricing quotations in active markets are easily accessible.

Limited Availability (Level II) – Investments lacking easily recognizable market data, but where certain other observable data points exist such as market quotes for similar investments, and other observable market conditions such as interest rates, yield curves, default rates, etc.

Unavailable (Level III) – Investments where there is virtually no market data available, with no observable market data points or inputs. Fair value may be derived from professional judgments and assumptions in the form of an analysis that considers relevant factors and criteria determined in good faith, using a methodology such as liquidation basis, present value of cash flows, income approach, etc. or an independent third-party appraisal, should the committee feel the need to engage one.

Investments in publicly traded securities are generally carried at the closing price on the last trading day of the reporting period, while private investments are carried at fair value, estimated using applicable methodologies or are valued at their NAV as a practical expedient. In instances where a public or private real estate market transaction is not sufficiently similar to the investment being valued, alternative valuation methodologies shall be utilized. The determined fair value may be discounted even further on account of factors including but not limited to capital and risk structure, restrictions on resale, and ownership structure.

The Fund is registered under the 1940 Act. The Fund’s investments will be fair valued on a quarterly basis and the Fund will calculate its NAV as of the close of each business quarter. Fluctuations in an investment’s fair value may be caused by volatility in economic conditions, among other factors. Such fluctuations in the fair value are classified as unrealized gains or losses in the Fund’s statement of operations. Upon the disposition of an investment, the corresponding gain or loss is classified as realized and will also be noted in the statement of operations.

Private investments are reported on the Fund’s schedule of investments as being measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value, and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

Investments in private financial instruments or securities for which no readily available pricing is available may be valued by an independent reputable third-party service provider on a quarterly basis or as needed. This includes securities for which the use of NAV as a practical expedient is permitted under U.S. GAAP because their value is not based on unadjusted quoted prices. In conjunction with input from the independent third-party valuation agent, the Adviser, as the Valuation Designee, shall value each Level III Investment on a quarterly basis.

The methods commonly used to develop indications of value for an asset are the Income, Market, and Cost Approaches. Each valuation technique is detailed in ASC 820.

The Income Approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Those valuation techniques include present value techniques; option-pricing models, such as the Black-Scholes-Merton formula (a closed-form model) and a binomial model (a lattice model), which incorporate present value techniques.

The Market Approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). For example, valuation techniques consistent with the market approach often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering factors specific to the measurement (qualitative and quantitative).

The Cost Approach is based on the amount that currently would be required to replace the service capacity of an asset (often referred to as current replacement cost). From the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence. Obsolescence encompasses physical deterioration, functional (technological) obsolescence, and economic (external) obsolescence and is broader than depreciation for financial reporting purposes (an allocation of historical cost) or tax purposes (based on specified service lives).

At various times, the Fund may utilize Special Purpose Vehicles (“SPV”) and similar structures in the investment process. The Fund advances money to these SPVs for the specific purpose of investing in securities of a single private issuer (an “SPV Investment”). When the Fund makes an SPV Investment, the investment is held through the Fund‘s interest in the respective SPV. The Fund presents and fair values its SPV Investments in the financial statements as if they were owned directly by the Fund and has disregarded the SPVs for presentation purposes as a result of the following: (1) an SPV Investment is the sole activity of the SPV; (2) the Fund’s underlying ownership of an SPV Investment is proportionate to the Fund's contributions made to the SPV; and (3) the Fund will receive its proportionate share of the cash proceeds as the SPV Investment is monetized and distributed. The Schedule of Investments presents the direct investment of the SPVs with material positions in the Fund. The SPVs may incur a tax liability associated with distributions made by underlying portfolio investments. If an SPV charges management fees, those fees will adjust the cost of the SPV.

Investments in SPVs consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for the securities held by the Fund once the investment has been made by the SPV into the underlying portfolio company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy. The Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets measured at fair value as of June 30, 2023:

Assets

				Practical
Investment	Level 1	Level 2	Level 3	Expedient	Total
Agreement for Future Delivery of Common Shares (a)	$—	$—	$1,406,514	$—	$1,406,514
Common Stocks	—	—	33,803,899	—	33,803,899
Convertible Notes	—	—	2,000,000		2,000,000
Preferred Stocks	—	—	8,731,025	499,096	9,230,121
Money Market	9,493,406	—	—	—	9,493,406
Total	$9,493,406	$—	$45,941,438	$499,096	$55,933,940

(a)
Certain investments are held through SPVs that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

					Net Change
	Balance			Net Realized	in Unrealized
	as of		Proceeds	Gain	Appreciation	Note		Balance as
	December	Purchase of	from Sale of	(Loss) on	(Depreciation)	Converted	Transfers out	of June 30,
Investments	31, 2022	Investments	Investments (a)	Investments	on Investments	to Stock	of Level 3 (c)	2023
Agreement for Future Delivery of Common Shares (b)	$2,267,317	$—	$—	$—	$(860,803)	$—	$—	$1,406,514
Common Stocks	35,500,566	—	—	—	(1,696,667)	—	—	33,803,899
Convertible Notes	5,634,867	—	—	—	—	(3,634,867)	—	2,000,000
Preferred Stocks	6,201,358	1,589,684	—	—	(2,195,788)	3,634,867	(499,096)	8,731,025
Total	$49,604,108	$1,589,684	$—	$—	$(4,753,258)	$—	$(499,096)	$45,941,438

(a)	Sale proceeds from investments is comprised entirely of returned funds held within an SPV.
(b)
Certain investments are held through SPVs that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

(c)	Level 3 transfers are done using fair market value as of June 30, 2023.

Liabilities

					Net Change
				Net Realized	in Unrealized
	Balance as of		Conversion of	Gain (Loss) on	Appreciation
	December 31,	Issuance of	SAFE Notes to	Conversion of	(Depreciation) on	Balance as of
	2022	Liabilities	Common Stock	Liabilities	Liabilities	June 30, 2023
Warrants *	(3,571,824)	$—	$—	$—	3,571,824	$—
Total	$(3,571,824)	$—	$—	$—	$3,571,824	$—

*
After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023:

	Fair Value
	as of June	Valuation		Ranges of
Level 3 Investments	30, 2023	Technique	Unobservable Input	Inputs/(Average)
Assets
Agreement for Future Delivery of Common Shares	$1,406,514	Market Approach	Recent Transaction Price	N/A
Common Stocks	$33,803,899	Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Price	$14.00-$79.26/($31.83)
		Market Approach	Volume Weighted Average Price	$4.00-$24.37 ($8.99)
		Market Approach	Indicative Broker Quotes	$200.00-$300.00/ ($243.75)
Convertible Notes	$2,000,000	Cost Approach	Acquisition Price	N/A
Preferred Stocks	$8,731,025	Cost Approach	Acquisition Price	N/A
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Indicative Broker Quote	$250.00-$275.00/ ($243.75)
		Market Approach	Discount Factor	65%
Total	$45,941,438

(a)
Certain investments are held through an SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.